Schedule of Financial Assets (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured and recorded fair value		$ 29,029,415
Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured and recorded fair value		29,029,416
Fair Value, Recurring [Member] | Investments Held in Trust [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured and recorded fair value		29,029,416
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured and recorded fair value		29,029,416
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Investments Held in Trust [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured and recorded fair value		29,029,416
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured and recorded fair value
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Investments Held in Trust [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured and recorded fair value
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured and recorded fair value
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Investments Held in Trust [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured and recorded fair value